Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale, Amortized Cost
Within one year	$ 250
One to five years	39,999
Totals	40,249	$ 34,637
Available-for-sale, Fair Value
Within one year	250
One to five years	39,516
Totals	$ 39,766	$ 34,623